Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.24475%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$571,866.28

Principal:
Principal Collections	$12,682,002.27
Prepayments in Full	$5,877,639.93
Liquidation Proceeds	$167,146.55
Recoveries	$61,139.27
Sub Total	$18,787,928.02
Collections	$19,359,794.30

Purchase Amounts:
Purchase Amounts Related to Principal	$222,015.43
Purchase Amounts Related to Interest	$817.57
Sub Total	$222,833.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,582,627.30

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,582,627.30
Servicing Fee	$220,933.87	$220,933.87	$0.00	$0.00	$19,361,693.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,361,693.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,361,693.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,361,693.43
Interest - Class A-3 Notes	$76,686.35	$76,686.35	$0.00	$0.00	$19,285,007.08
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$19,124,857.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,124,857.16
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$19,054,928.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,054,928.41
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$19,004,406.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,004,406.24
Regular Principal Payment	$17,917,758.48	$17,917,758.48	$0.00	$0.00	$1,086,647.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,086,647.76
Residual Released to Depositor	$0.00	$1,086,647.76	$0.00	$0.00	$0.00
Total		$19,582,627.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,917,758.48
Total					$17,917,758.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,917,758.48	$47.95	$76,686.35	$0.21	$17,994,444.83	$48.16
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$17,917,758.48	$13.77	$357,287.19	$0.27	$18,275,045.67	$14.04

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,451,846.90	0.1457101	$36,534,088.42	0.0977631
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$222,271,846.90	0.1708312	$204,354,088.42	0.1570601

Pool Information
Weighted Average APR	2.419%	2.409%
Weighted Average Remaining Term	25.45	24.67
Number of Receivables Outstanding	24,152	23,283
Pool Balance	$265,120,638.79	$245,903,944.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$248,294,317.04	$230,376,558.56
Pool Factor	0.1879797	0.1743544

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$15,527,385.94
Targeted Overcollateralization Amount	$41,549,856.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,549,856.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$267,890.11
(Recoveries)		111	$61,139.27
Net Loss for Current Collection Period			$206,750.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9358%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1188%
Second Prior Collection Period			-0.0090%
Prior Collection Period			0.6555%
Current Collection Period			0.9710%
Four Month Average (Current and Prior Three Collection Periods)			0.4341%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,173	$12,828,175.68
(Cumulative Recoveries)			$2,583,013.01
Cumulative Net Loss for All Collection Periods			$10,245,162.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7264%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,042.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,228.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	221	$3,087,861.37
61-90 Days Delinquent	0.23%	31	$563,178.89
91-120 Days Delinquent	0.10%	13	$242,685.03
Over 120 Days Delinquent	0.19%	26	$466,341.24
Total Delinquent Receivables	1.77%	291	$4,360,066.53

Repossession Inventory:
Repossessed in the Current Collection Period		8	$128,062.77
Total Repossessed Inventory		23	$400,270.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3281%
Prior Collection Period			0.2691%
Current Collection Period			0.3006%
Three Month Average			0.2993%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5174%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer